NET INTEREST INCOME (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest and similar income
Loans and advances to banks	R$ 28,323,764	R$ 17,154,023	R$ 9,043,136
Loans and advances to customers:
- Loans	102,035,197	100,681,327	72,338,735
- Leases	582,589	485,298	247,502
Financial assets:
- At fair value through profit or loss	28,363,663	29,224,224	18,631,552
- Fair value through other comprehensive income	16,906,668	29,301,725	17,975,178
- At amortized cost	25,277,210	15,526,536	16,873,684
Compulsory deposits with the Central Bank	9,943,391	8,224,712	3,101,796
Other financial interest income	25,992	15,340	11,763
Total	211,458,474	200,613,185	138,223,346
Deposits from banks:
- Interbank deposits	(1,943,998)	(230,452)	(100,492)
- Funding in the open market	(31,529,801)	(26,140,363)	(12,529,476)
- Borrowings and onlending	(5,834,892)	(5,182,646)	(3,351,886)
Deposits from customers:
- Savings accounts	(9,017,597)	(9,351,219)	(4,268,873)
- Time deposits	(42,262,374)	(32,706,362)	(11,175,855)
Securities issued	(25,887,914)	(21,274,753)	(7,348,164)
Subordinated debt	(7,007,236)	(7,262,125)	(3,154,164)
Liabilities of insurance contracts	(32,173,621)	(27,972,772)	(12,648,822)
Technical capitalization provisions	(718,622)	(681,221)	(543,591)
Total	(156,376,055)	(130,801,913)	(55,121,323)
Net interest income	R$ 55,082,419	R$ 69,811,272	R$ 83,102,023